Project and Trade Finance Core Fund
Portfolio of Investments
December 31, 2022 (unaudited)
Foreign Currency Par Amount, Principal Amount			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—93.9%
		Air Transportation—1.9%
$ 12,000,000		Monroe Energy LLC, 6.530%, 1/18/2023	12/27/2022	$11,954,290	$ 11,954,290
		Automotive—1.5%
9,278,937	[2]	VINFAST Trading and Production LLC, 7.827% (3-month USLIBOR +3.500%), 4/30/2023	2/16/2021- 2/7/2021	9,240,599	9,270,212
		Banking—4.0%
5,000,000	[2]	Access Bank PLC, 8.996% (SOFR +4.500%), 6/13/2023	12/20/2022	5,000,000	5,000,000
1,941,176	[2]	Banco del Pacifico, 10.399% (3-month USLIBOR +5.750%), 5/15/2024	5/21/2019	1,941,176	1,940,617
7,000,000	[2]	Joint Stock Commercial Bank Agrobank, 8.455% (SOFR +4.500%), 10/13/2023	10/17/2022	7,000,000	7,033,157
EUR 4,500,000	[2]	The National Bank for Foreign Economic Activity of the Republic of Uzbekistan (“NBU”), 3.649% (6-month EURIBOR +3.400%), 6/18/2024	6/25/2021	5,374,717	4,755,922
$ 5,600,000		Uzbek Industrial and Construction Bank ATB, 4.750%, 7/13/2023	7/13/2021	5,600,000	5,531,658
		TOTAL			24,261,354
		Basic Industry - Forestry/Paper—0.1%
900,000	[2]	Bahia Cellulose, 6.911% (1-month USLIBOR +3.000%), 7/18/2023	11/20/2017	900,337	900,000
		Basic Industry - Metals/Mining Excluding Steel—8.5%
9,875,000	[2]	China Hongqiao Group Ltd., 8.529% (1-month USLIBOR +3.800%), 3/30/2024	6/3/2021	9,875,000	9,875,000
2,299,362	[2,3,4,5,6]	Discovery Copper, 5.134% (3-month USLIBOR +3.750%), 3/31/2020	9/29/2011- 9/22/2015	2,294,479	0
7,500,000	[2]	Harmony Gold Mining Co. Ltd., 4.012% (3-month USLIBOR +3.050%), 6/8/2025	7/31/2018- 10/2/2019	7,501,918	7,501,469
4,000,000	[2]	PJSC Acron, 5.820% (1-month USLIBOR +1.700%), 5/18/2026	11/26/2021	4,000,000	3,867,513
14,000,000	[2]	PJSC MMC Norilsk Nickel, 5.416% (SOFR +1.400%), 2/20/2025	11/30/2020	13,826,750	12,999,577
7,200,000		Tasiast Mauritanie Ltd. SA, 9.455%, 12/15/2027	10/15/2020	7,200,000	7,200,000
14,500,000	[2]	Uralkali PJSC, 4.655% (1-month USLIBOR +2.200%), 5/20/2025	9/9/2020	14,427,500	10,631,005
		TOTAL			52,074,564
		Building & Development—1.1%
5,000,000	[2]	IHS Zambia Ltd., 9.079% (3-month USLIBOR +5.000%), 12/15/2027	11/26/2021	4,993,500	4,876,216
4,444,967	[2,3,4,5,6]	SBG Ltd., 6.381% (3-month USLIBOR +4.000%), 06/30/2020	4/16/2018	4,370,885	1,777,987
		TOTAL			6,654,203
		Building Materials—1.6%
10,000,000		Cemex S.A.B de C.V., 5.670%, 5/5/2023	12/10/2022- 11/4/2022	9,717,378	9,876,115
		Capital Goods - Aerospace & Defense—0.0%
43,206	[2]	Gulf Air BSC, 7.161% (1-month USLIBOR +3.250%), 1/19/2023	3/27/2017	43,222	43,206
		Consumer Goods - Food - Wholesale—3.1%
198,518	[3,4,5,6]	Banacol, 1.750%, 5/31/2019	1/2/2013- 6/28/2017	194,509	118,555
2,475,000	[2]	Ghana Cocoa Board, 6.332% (6-month USLIBOR +4.400%), 11/12/2024	5/13/2020- 8/11/2021	2,475,000	2,313,757
1,100,864	[2,3,4,5,6]	GVO, 5.334% (3-month USLIBOR +10.000%), 4/29/2020	4/13/2011	1,105,045	210,045
7,058,823	[2]	International Beverage Tashkent, 8.018% (3-month USLIBOR +4.500%), 12/29/2026	12/28/2021- 8/3/2022	7,058,823	7,013,801
5,000,000	[2,3,4,5,6]	Molino Canuelas, 9.900% (6-month USLIBOR +5.000%), 8/19/2021	12/29/2016	4,950,000	1,082,000
2,571,429	[2,3,4,5,6]	REI Agro Ltd., 8.342% (3-month USLIBOR +6.000%), 12/16/2020	10/31/2012- 11/3/2014	2,571,429	128,571
7,000,000	[2]	Ulker Biskuvi Sanayi AS, 8.065% (6-month USLIBOR +3.250%), 4/20/2023	2/18/2021	6,981,250	6,900,725

Foreign Currency Par Amount, Principal Amount			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Consumer Goods - Food - Wholesale—continued
$ 4,921,053	[2,3,4,5,6]	Vicentin SAIC II, 10.079% (3-month USLIBOR +6.000%), 12/22/2021	11/5/2015- 2/21/2018	$ 4,904,088	$ 738,158
2,500,000	[2,3,4,5,6]	Vicentin SAIC, 6.409% (3-month USLIBOR +4.500%), 12/22/2021	5/21/2019	2,500,000	375,000
		TOTAL			18,880,612
		Energy - Exploration & Production—14.9%
13,000,000	[2]	Azule Energy Holding Ltd., 8.300% (SOFR +4.500%), 7/29/2029	10/27/2022- 12/19/2022	13,000,000	13,003,667
14,000,000	[2]	CC Energy Development Ltd., 8.164% (SOFR +3.750%), 7/1/2028	8/31/2022	14,000,000	14,000,000
14,000,000	[2]	Chrysaor E&P Finance Ltd., 6.225% (1-month USLIBOR +3.110%), 11/23/2027	8/2/2021	13,958,000	13,944,857
15,999,879	[2]	FPF005 PTE Ltd. Singapore, Inc., 7.329% (3-month USLIBOR +2.600%), 8/13/2024	12/19/2019- 6/16/2022	11,389,381	15,999,879
4,758,840	[2]	Prime Oil and Gas BV, 6.865% (12-month USLIBOR +3.750%), 12/5/2024	9/17/2019	4,723,148	4,727,694
1,524,404	[2]	SHT, 4.729% (1-month USLIBOR +3.600%), 9/30/2025	8/26/2014	1,493,603	1,524,404
3,128,711	[2,3,4,5,6]	SNPC, 6.566% (1-month USLIBOR +4.900%), 7/21/2022	4/1/2022	3,093,560	2,033,662
2,769,231	[2]	SOCAR Energy ’18, 6.750% (12-month USLIBOR +2.200%), 11/8/2023	11/26/2019	2,753,077	2,769,231
6,000,000	[2]	SOCAR Energy, 6.939% (6-month USLIBOR +3.450%), 8/11/2026	8/11/2021	5,949,000	6,000,000
7,792,426	[2]	Sonangol Finance Ltd., 6.916% (1-month USLIBOR +5.250%), 9/30/2026	5/14/2021- 12/16/2022	7,693,135	7,792,427
7,333,333	[2]	Sonangol Finance Ltd., 8.633% (2-month USLIBOR +4.250%), 12/20/2023	9/15/2021	7,260,000	7,333,333
2,500,000		State Oil Co Of The Azer, 6.208%, 2/22/2024	1/22/2021	2,497,125	2,494,009
		TOTAL			91,623,163
		Energy - Gas Distribution—2.2%
11,889,507		Venture Global Calcasieu Pass LLC, 7.008%, 8/19/2026	1/28/2021- 5/23/2022	11,541,717	11,889,507
1,390,074	[2]	Venture Global Plaquemines LNG LLC, 6.275% (SOFR +1.975%), 5/25/2029	12/15/2022	1,390,074	1,390,074
		TOTAL			13,279,581
		Energy - Integrated Energy—1.5%
6,040,733	[2]	Staatsolie Maatschappij Suriname NV, 5.630% (SOFR +3.030%), 1/25/2028	6/30/2021	6,040,733	5,894,827
3,708,697	[2]	Staatsolie Maatschappij Suriname NV, 6.858% (3-month USLIBOR +4.358%), 1/25/2028	6/30/2021	3,708,697	3,619,119
		TOTAL			9,513,946
		Energy - Oil Refining and Marketing—10.6%
2,520,834	[2]	Dangote, 10.060% (6-month USLIBOR +6.500%), 8/31/2023	6/20/2014	2,505,708	2,507,035
4,266,410		Pakistan, Government of, 3.693%, 2/24/2023	12/28/2021- 2/28/2022	5,788,967	4,266,410
3,020,134	[2]	Preem AB, 7.650% (1-month USLIBOR +3.850%), 6/21/2025	10/21/2022- 12/23/2022	4,723,148	3,020,134
2,065,252	[2,3,4,5,6]	Samir Energy II, 5.541% (1-month USLIBOR +3.460%), 8/26/2022	5/30/2014	2,057,289	0
EUR 6,416,071		Societe Natio D Electr Du Sen 2021 Eur Term Loan, 3.916%, 2/23/2023	12/9/2022- 10/20/2022	6,380,306	6,834,040
$ 7,860,152	[2]	Trafigura Pte Ltd., 5.080% (1-month USLIBOR +2.000%), 9/30/2023	9/23/2022	7,987,614	7,860,152
3,750,000	[2]	Trafigura Pte Ltd., 6.172% (1-month USLIBOR +2.000%), 6/30/2023	12/20/2022	3,750,000	3,750,000
4,150,000	[2]	Trafigura Pte Ltd., 6.229% (1-month USLIBOR +2.000%), 5/5/2023	12/20/2022	4,150,000	4,150,000
12,209,369	[2]	Trafigura Pte Ltd., 7.664% (1-month USLIBOR +3.750%), 3/31/2025	2/28/2022- 3/16/2022	12,438,432	12,209,369
5,164,471	[2]	Tupi Nordeste SARL, 6.769% (3-month USLIBOR +1.900%), 6/15/2023	12/28/2021- 7/21/2022	5,082,685	5,164,471
15,000,000	[2]	Yinson Bornia Production, 5.970% (3-month USLIBOR +3.250%), 8/11/2026	12/17/2021- 8/19/2022	15,000,000	15,000,000
		TOTAL			64,761,611

Foreign Currency Par Amount, Principal Amount			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Farming & Agriculture—1.9%
$ 11,389,381	[2]	Cocobod PXF 2023 Facility Drawdown, 4.770% (SOFR +1.750%), 8/31/2023	10/24/2022- 11/30/2022	$11,389,380	$ 11,375,132
		Foreign Sovereign—11.5%
EUR 4,766,400	[2]	Bank of Industry Ltd. - Central Bank of Nigeria, 6.302% (3-month EURIBOR +4.500%), 2/14/2025	3/10/2020- 3/17/2020	5,239,617	5,102,191
$ 1,111,250	[2]	Bank of Industry Ltd. - Central Bank of Nigeria, 10.752% (3-month USLIBOR +6.000%), 12/11/2023	4/21/2021	1,122,363	1,111,250
7,593,407		Bangladesh, Government of, 5.808%, 6/12/2023	11/20/2022- 12/7/2022	4,371,625	7,573,025
EUR 733,332		Burkina Faso, Government of, 3.300%, 1/22/2023	4/19/2022	791,008	784,320
8,555,800		Cote D’Ivoire, Government of, 5.175%, 12/31/2025	9/4/2019- 8/25/2021	9,479,103	8,758,949
$ 2,944,385		Egypt, Government of, 2.475%, 3/13/2023	12/28/2021- 3/15/2022	3,755,940	2,940,916
14,204,091		Egypt, Government of, 3.680%, 11/24/2023	12/28/2021- 11/24/2022	14,351,958	13,957,317
4,000,000	[2]	Energy Development Oman, 7.338% (3-month USLIBOR +2.950%), 8/14/2028	11/2/2021- 11/5/2021	3,974,000	4,000,000
2,784,091	[2]	Kenya, Government of, 10.016% (6-month USLIBOR +6.450%), 3/4/2026	4/16/2019	2,771,894	2,720,386
EUR 5,000,000	[2]	Minister of Finance of Ukraine, 5.113% (3-month EURIBOR +4.100%), 9/15/2023	8/26/2021	5,877,250	4,829,482
1,000,000		Senegal, Government of, 2.800%, 4/15/2023	5/10/2022	1,050,816	1,068,642
$ 9,062,500	[2]	Sharjah Govt., 4.344% (3-month USLIBOR +1.200%), 3/4/2024	9/21/2020	9,017,188	9,062,500
8,666,531	[2]	Nigeria, Republic of, 10.503% (90-DAY AVERAGE SOFR +5.950%), 12/30/2023	9/1/2022- 12/19/2022	8,666,531	8,666,531
		TOTAL			70,575,509
		Gas Distributor—1.9%
11,797,941	[2]	Fermaca Pipeline la Laguna, S. de R.L. de C.V., 7.229% (3-month USLIBOR +2.500%), 12/31/2024	6/3/2022	11,561,982	11,794,223
		Lease—2.0%
13,000,000	[2]	Far East Horizon Ltd., 6.136% (3-month USLIBOR +1.400%), 9/10/2024	9/15/2021	13,000,000	12,445,497
		Metals & Mining—2.4%
15,000,000	[2]	Navoi Mining and Metallurgical Company, 5.855% (90-DAY AVERAGE SOFR +4.760%), 4/20/2027	5/18/2022	14,887,500	14,772,159
		Oil Field Services—1.5%
9,229,162	[2]	Sonasing Xikomba Ltd. (“Xikomfa”), Bermuda, Inc., 6.950% (3-month USLIBOR +2.300%), 5/29/2026	5/17/2022	9,229,162	9,229,162
		Services - Support-Services—0.2%
1,382,791	[2]	Airport International Group, 6.834% (6-month USLIBOR +1.750%), 11/15/2023	7/20/2016	1,293,278	1,371,756
		Supranational—1.6%
10,000,000		African Export-Import Bank (Afreximbank), 2.947%, 9/5/2023	3/10/2022- 9/6/2022	10,000,000	9,862,975
		Technology Hardware & Equipment—1.2%
7,160,312		Datatec PLC, 5.650%, 2/24/2023	10/24/2022- 12/23/2022	7,054,344	7,160,312
		Telecommunications - Wireless—4.2%
10,000,000	[2]	IHS Holding Ltd., Cayman Island, Inc., 8.134% (SOFR +3.750%), 10/28/2025	12/13/2022	9,795,000	9,929,635
EUR 7,166,667	[2]	PTI Iberica IV, Spanish, Inc., 3.745% (3-month EURIBOR +3.250%), 6/26/2028	9/28/2021- 12/22/2022	8,353,696	7,609,123
$ 8,000,000	[2]	PTI, Spain ETVE, S.L.U., 8.300% (SOFR +4.000%), 8/10/2027	11/21/2022	7,944,000	7,959,080
		TOTAL			25,497,838
		Transportation - Airlines—1.8%
11,988,858	[2]	Avolon Aerospace, 3.026% (1-month USLIBOR +1.600%), 3/31/2025	11/27/2019	12,045,805	11,353,403

Foreign Currency Par Amount, Principal Amount			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Transportation - Transport Infrastructure/Services—3.8%
$ 1,470,000	[2]	Asyaport, 7.456% (6-month USLIBOR +4.400%), 1/10/2024	7/28/2016	$ 1,470,000	$ 1,470,000
13,500,000		Engie Energia Chile SA, 5.822%, 1/3/2023	10/6/2022	13,307,877	13,491,578
EUR 7,500,000	[2]	Fraport TAV Antalya Yatirim Yapim ve Isletme (SPV, Turkey), 6.770% (6-month EURIBOR +5.500%), 3/25/2024	9/1/2022	7,461,001	8,076,985
		TOTAL			23,038,563
		Utility - Electric-Generation—8.9%
$ 7,010,861		AES Andes SA, 5.456%, 3/10/2023	11/14/2022	6,891,793	6,898,029
499,500	[2]	Egypt Electric, 5.188% (3-month USLIBOR +4.900%), 6/12/2023	12/11/2015	494,505	499,500
7,200,000	[2]	Karadeniz Powership Osman Khan Co., Ltd., 9.337% (6-month USLIBOR +5.500%), 9/15/2026	10/14/2021	7,128,000	7,171,036
7,000,000	[2]	Karpower International B.V., 11.310% (SOFR +6.000%), 3/22/2023	4/27/2022	7,000,000	6,996,964
7,793,856	[2]	Karpowership, 8.027% (6-month USLIBOR +4.500%), 2/28/2025	7/30/2020	7,599,831	7,799,334
IDR 102,619,088,205	[2]	PT MaxPower, 5.750% (3-month USLIBOR +2.000%), 6/10/2039	7/12/2019- 12/20/2021	943,142	6,430,213
$ 6,177,065	[2]	SMN Barka Power Company S.A.O.C., 5.308% (6-month USLIBOR +1.100%), 3/28/2024	12/2/2020	5,682,900	5,975,950
12,923,077	[2]	The Sharjah Electricity and Water Authority, 5.592% (1-month USLIBOR +1.950%), 12/23/2025	12/21/2020- 1/12/2021	12,901,027	12,923,077
		TOTAL			54,694,103
		TOTAL TRADE FINANCE AGREEMENTS (IDENTIFIED COST $606,276,369)			576,263,489
		TOTAL INVESTMENT IN SECURITIES—93.9% (IDENTIFIED COST $606,276,369)			576,263,489
		OTHER ASSETS AND LIABILITIES - NET—6.1%[7]			37,457,055
		TOTAL NET ASSETS—100%			$613,720,544
At December 31, 2022, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized (Depreciation)
Contracts Sold:
2/6/2023	State Street Bank & Trust Company	2,200,000	EUR	$2,223,548	$(136,580)
2/6/2023	State Street Bank & Trust Company	57,510,497	EUR	$56,296,157	$(5,400,270)
3/15/2023	Bank of America, N.A.	103,925,535,000	IDR	$6,666,979	$(2,735)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$(5,539,585)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,292,569 and $976,960, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated fund holdings during the period ended December 31, 2022, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 3/31/2022	$59,327,627
Purchases at Cost	$487,183,526
Proceeds from Sales	$(546,525,615)
Change in Unrealized Appreciation/Depreciation	$(6,582)
Net Realized Gain/(Loss)	$21,044
Value as of 12/31/2022	$—
Shares Held as of 12/31/2022	—
Dividend Income	$605,429

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2022, these restricted securities amounted to
$576,263,489, which represented 93.9% of total net assets.

2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Issuer in default.
4
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

5	Non-income-producing security.
6	Principal amount and interest were not paid upon final maturity.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The

Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
The Fund’s investments in trade finance agreements are primarily determined by applying discounted cash flow methodologies utilizing various inputs such as available or implied credit ratings, loan characteristics, seniority, collateral, comparable debt instruments, yield curves or indices, broader loan data, bond data and bond sector curves. When appropriate, other considerations may include asset liquidation analyses, internal credit assessments and general market conditions. The Fund utilizes third-party pricing specialists in determining its valuations. Typically, there are no other sources of evaluations for these investments and the inputs utilized are less observable. Additionally, trade finance agreements are typically held to maturity by investors and therefore do not trade on a consistent basis. Accordingly, executed trade prices are usually unavailable and thus, generally cannot be relied upon to support valuations of these investments. Therefore, inputs unobservable in active markets must be relied upon more heavily and as such, the Fund’s management has determined these to be Level 3 investments. The prices realized for these investments upon sale may be different than prices used by the Fund to value them and the differences could be material
Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Trade Finance Agreements	$—	$—	$576,263,489	$576,263,489
TOTAL SECURITIES	$—	$—	$576,263,489	$576,263,489
Other Financial Instruments[1]
Liabilities	$—	$(5,539,585)	$—	$(5,539,585)
TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$(5,539,585)	$—	$(5,539,585)

1	Other financial instruments are foreign exchange contracts.
Trade finance agreements’ fair values are primarily derived from discounted cash flow methodologies utilizing unobservable inputs due to the lack of market transactions. The discount rate used within the methodologies to discount the future anticipated cash flows is considered a significant unobservable input. Increases/(decreases) in the discount rate would result in a (decrease)/increase to an investment’s fair value.
Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Trade Finance Agreements
Balance as of 3/31/2022	$723,734,897
Accreted/amortized discount/premiums	1,648,523
Realized gain (loss)	(4,954,157)
Change in unrealized appreciation/depreciation	7,628,669
Purchases	380,648,376
(Sales)	(532,442,819)
Balance as of 12/31/2022	$576,263,489
Total change in unrealized appreciation/depreciation attributable to investments still held at 12/31/2022	$7,628,669

The following acronym(s) are used throughout this portfolio:
EUR	—Euro Currency
EURIBOR	—Euro Interbank Offered Rate
IDR	—Indonesian Rupiah
LIBOR	—London Interbank Offered Rate
PLC	—Public Limited Company
SOFR	—Secured Overnight Financing Rate